Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Bad Debt Provisions

	2020 £m	2019 £m	2018 £m
Bad debt provisions
At beginning of year	111.7	116.6	91.3
New acquisitions	3.5	5.0	1.5
Charged to the income statement	50.6	45.4	66.7
Released to the income statement	(9.8)	(19.0)	(11.6)
Exchange adjustments	(2.8)	(4.1)	2.1
Transfer to disposal group classified as held for sale	–	(8.9)	–
Utilisations and other movements	(40.7)	(23.3)	(33.4)
At end of year	112.5	111.7	116.6

Within one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables
The following are included in trade and other receivables:

Amounts falling due within one year	2020 £m	2019 £m
Trade receivables (net of bad debt provision)	6,572.2	7,007.6
Work in progress	264.1	349.5
VAT and sales taxes recoverable	236.6	212.7
Prepayments	248.1	287.1
Accrued income	3,150.1	3,292.7
Fair value of derivatives	0.2	1.4
Other debtors	501.0	671.3
	10,972.3	11,822.3

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Receivables
Past due amounts are not impaired where collection is considered likely.

Amounts falling due after more than one year	2020 £m	2019 £m
Prepayments	2.8	2.2
Fair value of derivatives	9.6	–
Other debtors	143.8	135.4
	156.2	137.6

Trade and other receivable [member]
Statement [LineItems]
Ageing of Trade Receivables and Other Financial Assets	The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2020 £m	Not past due £m	Days past due
2020			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	6,572.2	5,692.4	660.0	167.3	40.4	7.5	4.6
Other financial assets	527.2	451.8	32.5	8.6	11.8	4.3	18.2
	7,099.4	6,144.2	692.5	175.9	52.2	11.8	22.8

	Carrying amount at 31 December 2019 £m	Not past due £m	Days past due
2019			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,007.6	5,553.3	934.9	341.0	92.1	22.4	63.9
Other financial assets	582.5	357.6	129.9	48.3	16.2	5.2	25.3
	7,590.1	5,910.9	1,064.8	389.3	108.3	27.6	89.2